               AIM MID CAP BASIC VALUE FUND -- CLASS A, B, C AND R

                        Supplement dated October 30, 2006
                     to the Prospectus dated April 24, 2006
        as supplemented May 8, 2006, July 5, 2006 and September 20, 2006


Effective November 1, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" on pages 7 and 8 of the prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         - R. Canon Coleman II (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Coleman generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Coleman may perform these functions, and the natures of these functions, may change from time to time.

         - Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001. From 1999-2001, he was an equity analyst with Chase Manhattan Bank.

         - Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996-2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         - Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

                  They are assisted by the advisor's Basic Value Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                  The fund's Statement of Additional Information provides
              additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                        Supplement dated October 30, 2006
                     to the Prospectus dated April 24, 2006
               as supplemented May 1, 2006 and September 20, 2006


Effective November 1, 2006, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- MID CAP BASIC VALUE" on pages 14 of the prospectus:

         - "R. Canon Coleman II (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

         - Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001. From 1999-2001, he was an equity analyst with Chase Manhattan Bank.

         - Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1996-2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         - Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

                   They are assisted by the advisor's Basic Value Team."

                                RETAIL CLASSES OF

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                    Supplement dated October 30, 2006 to the
            Statement of Additional Information dated April 24, 2006
           as supplemented May 1, 2006, June 30, 2006, August 1, 2006 and September 20, 2006

Effective November 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM MID CAP BASIC VALUE FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2005 (except as noted):




                                            OTHER REGISTERED          OTHER POOLED INVESTMENT
                                              MUTUAL FUNDS             VEHICLES (ASSETS IN             OTHER ACCOUNTS
                     DOLLAR RANGE         (ASSETS IN MILLIONS)               MILLIONS)             (ASSETS IN MILLIONS)(2)
                          OF         -----------------------------  -----------------------------  -----------------------
   PORTFOLIO          INVESTMENTS      NUMBER OF                     NUMBER OF                       NUMBER OF
    MANAGER          IN EACH FUND(1)   ACCOUNTS       ASSETS          ACCOUNTS        ASSETS         ACCOUNTS      ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                AIM MID CAP BASIC VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
R. Canon                $10,001-          7          $9,746.7            1            $16.7           3137        $977.7
Coleman II*             $50,000
--------------------------------------------------------------------------------------------------------------------------
Michael                $100,001-         None          None            None            None           None        None
Chapman(3)             $500,000
--------------------------------------------------------------------------------------------------------------------------
Michael                $100,001-         11         $11,030.4            1            $16.7           3137        $977.7
Simon**                $500,000
--------------------------------------------------------------------------------------------------------------------------
Bret Stanley**         $500,001-         10         $18,831.0            1            $16.7           3137        $977.7
                      $1,000,000
--------------------------------------------------------------------------------------------------------------------------

* As of October 20, 2006, the dollar range of investments for Mr. Coleman in AIM Mid Cap Basic Value Fund is $500,001-$1,000,000.

** As of September 30, 2006, the dollar range of investments for Mr. Simon and Mr. Stanley in AIM Mid Cap Basic Value Fund is $100,001-$500,000 and $500,001-$1,000,000, respectively.

------------------
1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

3 Mr. Chapman will begin serving as portfolio manager on AIM Mid Cap Basic Value Fund on November 1, 2006. The information provided for Mr. Chapman is as of September 30, 2006.

                            INSTITUTIONAL CLASSES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 30, 2006
         to the Statement of Additional Information dated April 24, 2006 as supplemented May 1, 2006, August 1, 2006 and September 20, 2006


Effective November 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM MID CAP BASIC VALUE FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2005 (except as noted):


                                        OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES     OTHER ACCOUNTS
                                              (ASSETS IN MILLIONS)            (ASSETS IN MILLIONS)        (ASSETS IN MILLIONS)(2)
                      DOLLAR RANGE OF  -------------------------------- -------------------------------- ------------------------
                      INVESTMENTS IN        NUMBER OF        ASSETS         NUMBER OF          ASSETS        NUMBER OF     ASSETS
  PORTFOLIO MANAGER    EACH FUND(1)          ACCOUNTS                        ACCOUNTS                         ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
                                                   AIM MID CAP BASIC VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
R. Canon Coleman II* $10,001-$50,000            7           $9,746.7             1             $16.7            3137       $977.7
-------------------- ------------------- --------------- ----------------- ------------- ------------------ -------------- ------
Michael Chapman(3)   $100,001-$500,000        None            None             None             None            None        None
-------------------- ------------------- --------------- ----------------- ------------- ------------------ -------------- ------
Michael Simon**      $100,001-$500,000         11           $11,030.4            1             $16.7            3137       $977.7
-------------------- ------------------- --------------- ----------------- ------------- ------------------ -------------- ------
Bret Stanley**       $500,001-$1,000,000       10           $18,831.0            1             $16.7            3137       $977.7
-------------------- ------------------- --------------- ----------------- ------------- ------------------ -------------- ------

* As of October 20, 2006, the dollar range of investments for Mr. Coleman in AIM Mid Cap Basic Value Fund is $500,001-$1,000,000.

** As of September 30, 2006, the dollar range of investments for Mr. Simon and Mr. Stanley in AIM Mid Cap Basic Value Fund is $100,001-$500,000 and $500,001-$1,000,000, respectively.

----------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Chapman will begin serving as portfolio manager on AIM Mid Cap Basic Value Fund on November 1, 2006. The information provided for Mr. Chapman is as of September 30, 2006.